Movement in Non-vested Restricted Share Units (Detail) (Restricted Stock Units (RSUs), USD $)	1 Months Ended	12 Months Ended
	Aug. 07, 2008	Dec. 31, 2011
Restricted Stock Units (RSUs)
Number of Units
Beginning Balance		1,256
Granted	6,280	365,000
Vested		(1,256)
Ending Balance		365,000
Weighted Average Fair Value
Beginning Balance		$ 41.95
Granted		$ 19.46
Vested		$ 41.95
Ending Balance		$ 19.46